Other long term obligations	12 Months Ended
Mar. 31, 2012
Other long term obligations [Abstract]
Other long term obligations

16. Other long term obligations

a) Other long term obligations are as follows:

	March 31, 2012	March 31, 2011
Long term portion of liabilities related to equipment leases	$3,169	$12,747
Deferred lease inducements (note 16(b))	547	654
Asset retirement obligation (note 16(c))	434	395
Senior executive stock option plan (note 27(c))	1,322	5,115
Restricted share unit plan (note 27(e))	3,170	2,633
Director’s deferred stock unit plan (note 27(f))	2,284	4,032
	$10,926	$25,576
Less: current portion of restricted share unit plan (note 27(e))	(2,066)	–
	$8,860	$25,576

b) Deferred lease inducements

Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	March 31, 2012	March 31, 2011
Balance, beginning of year	$654	$761
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$547	$654

c) Asset retirement obligation

The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.

The following table presents a continuity of the liability for the asset retirement obligation:

	March 31, 2012	March 31, 2011
Balance, beginning of year	$395	$360
Accretion expense	39	35
Balance, end of year	$434	$395

At March 31, 2012, estimated undiscounted cash flows required to settle the obligation were $1,084 (March 31, 2011 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.